Forward Large Cap Equity Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Class A: FFLAX | Class C: None

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses(1)	0.69%	0.69%
Total Annual Fund Operating Expenses	2.04%	2.49%
Fee Waiver and/or Expense Reimbursement(2)	–0.55%	–0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.94%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.94%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$718	$297
3 Years	$1,128	$723
5 Years	$1,562	$1,275
10 Years	$2,763	$2,781

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$718	$197
3 Years	$1,128	$723
5 Years	$1,562	$1,275
10 Years	$2,763	$2,781

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies that have large capitalizations. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in large cap stocks exhibiting combinations of fundamental quality, dividend yield, dividend growth potential, earnings growth, revenue growth, cash flow growth or anticipated price appreciation. When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis, attractiveness of earnings growth, cash flow strength, dividend growth potential, revenue growth potential, balance sheet strength, or valuation characteristics.

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Forward Large Cap Equity Fund

The Advisor regularly monitors the portfolio holdings and will normally sell a stock when the stock exceeds predetermined valuation targets or when, in the Advisor’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – September 30, 2009	15.53%
Worst Quarter – December 31, 2008	–21.48%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Large Cap Equity Fund – Class A (Inception: 10/31/06)
Return Before Taxes	16.73%	–2.13%
Return After Taxes on Distributions(1)	16.63%	–4.04%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.01%	–3.34%
S&P 500 Index	26.46%	–4.35%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager and Bruce R. Brewington, Portfolio Manager. Mr. O’Donnell and Mr. Ruff have co-primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since August 2009.

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Forward Large Cap Equity Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Funds are distributed by ALPS Distributors, Inc.

SP034  050310

Printed on recycled paper using soy-based inks.

Forward Large Cap Equity Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Investor: None | Institutional: FFLSX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.69%	0.69%
Total Annual Fund Operating Expenses	1.89%	1.54%
Fee Waiver and/or Expense Reimbursement(2)	–0.55%	–0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$136	$101
3 Years	$540	$432
5 Years	$970	$787
10 Years	$2,164	$1,786

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies that have large capitalizations. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in large cap stocks exhibiting combinations of fundamental quality, dividend yield, dividend growth potential, earnings growth, revenue growth, cash flow growth or anticipated price appreciation. When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis, attractiveness of earnings growth, cash flow strength, dividend growth potential, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor regularly monitors the portfolio holdings and will normally sell a stock when the stock exceeds predetermined valuation targets or when, in the Advisor’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as

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Forward Large Cap Equity Fund

anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Investor Class shares are not presented because Investor Class shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	15.67%
Worst Quarter – December 31, 2008	–21.39%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Large Cap Equity Fund – Institutional Class Shares (Inception: 1/31/07)
Return Before Taxes	24.34%	–3.73%
Return After Taxes on Distributions(1)	23.91%	–3.93%
Return After Taxes on Distributions and Sale of Fund Shares(1)	16.39%	–3.15%
S&P 500 Index	26.46%	–6.26%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager and Bruce R. Brewington, Portfolio Manager. Mr. O’Donnell and Mr. Ruff have co-primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since August 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

2

Forward Large Cap Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Funds are distributed by ALPS Distributors, Inc.

SP035  050310

Printed on recycled paper using soy-based inks.